A&Q Technology Fund LLC

Schedule of Portfolio Investments

(Unaudited)

March 31, 2019

Investment Fund (a)	Geographic Focus	Cost	Fair Value	% of Members’ Capital	Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Equity Hedged

Ailanthus Capital Partners (QP), L.P.	US/Canada	$19,000,000	$19,939,801	10.36%	10/1/2016	Quarterly	65 days	3/31/2019		$19,939,801
Biomedical Value Fund, L.P.	US/Canada	7,260,000	7,483,696	3.89	3/1/2019	Quarterly	120 days	3/31/2020	(d)	$7,483,696
Coatue Qualified Partners, L.P.	Global	3,559,523	18,686,317	9.71	4/1/2002	Quarterly	45 days	3/31/2019		$18,686,317
Dorsal Capital Partners, L.P.	US/Canada	16,507,871	19,694,615	10.23	4/1/2015	Quarterly	45 days	3/31/2019		$19,694,615
G2 Investment Partners QP, L.P.	US/Canada	13,740,614	18,964,450	9.85	5/1/2014	Monthly	60 days	3/31/2019	(e)	$9,482,225
Hunt Lane Capital Fund L.P.	Global	11,250,000	10,263,432	5.33	5/1/2018	Quarterly	60 days	3/31/2019	(f)	$2,565,858
Jericho Capital Partners L.P.	US/Canada	9,258,986	24,006,453	12.47	5/1/2011	Quarterly	60 days	3/31/2019		$24,006,453
KCL Capital Fund L.P.	Global	16,000,000	15,564,803	8.09	11/1/2018	Quarterly	65 days	3/31/2019		$15,564,803
Perceptive Life Sciences Qualified Fund, L.P.	US/Canada	4,406,693	18,506,788	9.61	1/1/2013	Quarterly	45 days	3/31/2019		$18,506,788
PFM Healthcare Fund, L.P.	US/Canada	9,413,803	20,926,545	10.87	10/1/2010	Quarterly	45 days	3/31/2019		$20,926,545
Visium Balanced Fund, L.P.	US/Canada	49,735	70,386	0.04	1/1/2010	N/A	N/A	N/A	(g)	N/A
Vista Public Strategies Onshore Fund, L.P.	Global	16,000,000	19,761,909	10.27	8/1/2017	Quarterly	60 days	3/31/2019		$19,761,909

Equity Hedged Subtotal		126,447,225	193,869,195	100.72

Total		$126,447,225	$193,869,195	100.72%

(a)	Each Investment Fund noted within the Schedule of Portfolio Investments is non-income producing.
(b)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(c)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(d)	The holding is under lock-up and is not redeemable.
(e)	The Investment Fund is subject to an investor level gate of 50% during any 90-day period, without a penalty.
(f)	The Investment Fund is subject to an investor level gate of 25%.
(g)

The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

A&Q Technology Fund LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2019

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Directors.

The investments within the scope of ASC 820, for which fair value is measured using net asset value as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using net asset value as a practical expedient is $193,869,195.

The Investment Funds in the equity hedged strategy (total fair value of $193,869,195) generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of March 31, 2019, the Investment Funds in the equity hedged strategy had $36,711,578, representing 19% of the value of the investments in this category, subject to an investor level gate or lock-ups. Included in this amount is $7,483,696, representing 4% of the value of the investment in this category, that cannot be redeemed in full because the investment includes restrictions that do not allow for redemptions in the first 12 months after acquisition. The remaining restriction period for this investment is 11 months at March 31, 2019. An investment representing less than 1% of the value of investments in this category is in liquidation; therefore, the redemption notice period is no longer effective for this investment and the liquidation of assets is uncertain.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of March 31, 2019.

Please refer to the December 31, 2018 financial statements for full disclosure on the Fund’s portfolio valuation methodology.